Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Trade and Other Payables

	2023 $m	2022 $m

Current

Trade payables	127	152

Other tax and social security payables	47	37

Other payables	135	173

Deferred purchase consideration	13	–

Accruals	389	335

	711	697

Non-current

Other payables	6	4

Deferred purchase consideration	–	12

Contingent purchase consideration (note 25)	69	65

	75	81